Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash deposits	$ 118.7	$ 60.3
Term deposits	13.4	9.4
Cash and cash equivalents	$ 132.1	$ 69.7	$ 511.1